RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Interest charged on amounts due to related parties	$ 4,312	$ 3,301	$ 978
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 16)	17,600	28,627	28,298
Office expenses charged by, and other expenses paid on behalf of the Company by a Company with common directors (note 16)	38,279	85,186	86,044
Total expenses	$ 90,191	$ 147,114	$ 145,320